Commitments and contingencies (Details Narrative) - EUR (€)	1 Months Ended							12 Months Ended
	Jan. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Oct. 31, 2020	Aug. 31, 2020	Mar. 31, 2020	Feb. 29, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
Payment for license fee								€ 5,000,000.0
Contingent payments								47,500,000
Debt Related Commitment Fees and Debt Issuance Costs								7,800,000
Cumulative expense								1,200,000	€ 1,500,000	€ 700,000
Cumulative manufacturing expense								5,400,000
Payments for Rent								13,400
Subsequent Event [Member]
Loss Contingencies [Line Items]
Production Costs, Period Cost		€ 272,880
Lease, Cost	€ 26,800
Minimum [Member]
Loss Contingencies [Line Items]
Loss contingency			€ 500,000					€ 500,000
Royalty fee percentage								0.50%
Maximum [Member]
Loss Contingencies [Line Items]
Loss contingency			1,000,000.0					€ 1,000,000.0
Royalty fee percentage								1.00%
OSR [Member]
Loss Contingencies [Line Items]
Asset Acquisition, Contingent Consideration, Liability									53,000,000
Related Milestone One [Member]
Loss Contingencies [Line Items]
Debt instrument, periodic payment								€ 7,000,000.0
Related Milestone Two [Member]
Loss Contingencies [Line Items]
Debt instrument, periodic payment								3,500,000
LVV Batch [Member]
Loss Contingencies [Line Items]
Production Costs, Period Cost								300,000
Cumulative manufacturing expense			€ 311,280
Plasmid Batch [Member]
Loss Contingencies [Line Items]
Production Costs, Period Cost								83,000
Lympho hematopoietic [Member]
Loss Contingencies [Line Items]
Potential milestone payments								10,000,000
Solid Cancer [Member]
Loss Contingencies [Line Items]
Debt instrument, periodic payment								53,000,000
AGC Biologics Agreement [Member]
Loss Contingencies [Line Items]
Potential milestone payments								300,000
Total commitment amount								51,000
Total commitment								83,000
AGC Agreement [Member]
Loss Contingencies [Line Items]
Cumulative manufacturing expense								1,000,000.0
Technology transfer fee								500,000
Amendment Four [Member]
Loss Contingencies [Line Items]
Production Costs, Period Cost				€ 17,000			€ 360,000
Amendment Five [Member]
Loss Contingencies [Line Items]
Production Costs, Period Cost						€ 259,000
Amendment Six [Member]
Loss Contingencies [Line Items]
Production Costs, Period Cost						41,000
Production costs percentage					20.00%
Amendment Seven [Member]
Loss Contingencies [Line Items]
Production Costs, Period Cost						€ 259,000
GMP Batch [Member]
Loss Contingencies [Line Items]
Cumulative manufacturing expense				€ 311,280
Service Agreement [Member]
Loss Contingencies [Line Items]
Production Costs, Period Cost									€ 300,000
Payment of service costs								€ 32,200